RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Oct. 31, 2015	Jul. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 6	RELATED PARTY TRANSACTIONS

For the three months ended October 31, 2015, a shareholder of the Company contributed services having a fair value of $5,200 (See Note 4(C)).

For the year ended July 31, 2015, a shareholder of the Company contributed services having a fair value of $9,600 (See Note 4(C)).

On October 13, 2013 the Company entered into a promissory note with a related party in the amount of $100. Pursuant to the terms of the note, the note is non-interest bearing, unsecured and is due on demand. (See Note 3).

NOTE 6	RELATED PARTY TRANSACTIONS

Since inception, Nuts and Bolts International, Inc. has conducted transactions with directors and director related entities. These transactions included the following:

On October 13, 2013 the Company entered into a promissory note with a related party in the amount of $100. Pursuant to the terms of the note, the note is non-interest bearing, unsecured and is due on demand. (See Note 3(A)).

For the period ended July 31, 2014 the Company issued 5,000,000 shares of common stock to its founder, Michael Hillerbrand, for $500 ($0.0001 per share) in exchange for services.

Effective January 31, 2014 the Company entered into a consulting agreement with the Company’s Chief Executive Officer. The Company was required to pay $1,500 a month. Mr. Hillerbrand was paid $9,000 through July 31, 2014 and was paid $6,000 from August 1, 2014 through November 30, 2014. The agreement was terminated by mutual consent of the parties effective November 30, 2014. Mr. Hillerbrand is now receiving no fixed compensation

On March 1, 2014 the Company entered into a consulting agreement to receive administrative and other miscellaneous services from Peter Coker, the managing director of Tyron Capital Ventures, LLC. The Company is required to pay $5,000 a month. The agreement is to remain in effect unless either party desires to cancel the agreement.

Under Rule 405, a promoter includes any person who directly or indirectly takes initiative in founding and organizing the business or enterprise of an issuer. Under this definition, Peter Coker, the managing director of Tryon Capital Ventures, LLC, is a promoter. Tryon Capital Ventures, LLC has consulted with us on properly forming a company, properly structuring the financing for the Company, properly making projections on the business, and putting together presentation materials. In addition, they have consulted and provided assistance and introductions to individuals with expertise in international ventures, tax issues, and other relevant sales expertise.